RESEARCH AND DEVELOPMENT - Schedule of Research and Development Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Product related research and development	$ 440	$ 420	$ 434
Quality assurance	25	32	37
Research and development	$ 465	$ 452	$ 471